SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	May 04, 2023	Apr. 06, 2023	Jun. 30, 2022	Dec. 31, 2021
Product Information [Line Items]
Advertising costs					$ 55,100,000		$ 82,600,000
Development costs					3,071,227		2,776,440
Software costs					39,167		0
Restricted cash					3,605		8,337
Allowance for credit loss					0
Impairment charge					0		0
Deferred offering costs					1,571,328		270,896
Uncertain tax positions					$ 0		0
Provisions of profits tax					The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.
Cash and cash equivalents and restricted cash					$ 18,820,140		16,017,992				$ 11,884,249
Insured amounts					16,600,000
Nonoperating Income (Expense)					$ 373,011		$ 864,658
Golden Star Acquisition Corporation [Member]
Product Information [Line Items]
Cash and cash equivalents and restricted cash								$ 37,423				$ 20,821
Cash						0		0
Cash in escrow	0		0			(0)		37,423		$ 181,573
Marketable securities held in trust account	27,831,371		27,831,371			72,039,823
Cash and not subject to redemption	7,479		7,479			7,500
Held in the trust account									$ 69,690,000
Nonoperating Income (Expense)	456,069	909,355	2,195,300	1,414,065		2,357,323
Interest earned in trust accounts	349,834	607,391	2,089,065	1,112,096		2,039,660
Unrealized gain loss in trust account	106,235	$ 301,964	106,235	$ 301,964		317,663
Accrued interest and penalties	0		0			0		$ 0
Interest to pay dissolution expenses			50,000			50,000
Cash and not subject to redemption	(7,479)		(7,479)			(7,500)
Unrecognized tax benefits	0		0			0
Golden Star Acquisition Corporation [Member] | IPO [Member]
Product Information [Line Items]
Held in the trust account	$ 69,690,000		$ 69,690,000			$ 69,690,000
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Apple [Member]
Product Information [Line Items]
Concentration percentage					62.50%		65.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Google [Member]
Product Information [Line Items]
Concentration percentage					21.50%		20.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | First Suppliers [Member]
Product Information [Line Items]
Concentration percentage					11.70%		18.50%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Second Supplier [Member]
Product Information [Line Items]
Concentration percentage					10.70%		14.80%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Third Supplier [Member]
Product Information [Line Items]
Concentration percentage					10.20%		12.50%